Organization and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Company's Accounts Receivable, Net of Allowance

The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2021	December 31, 2020
Gross receivables
Real Estate Services (a)	$1,146	$3,481
Healthcare Services	777	—
Sub Total	1,923	3,481
Allowance
Real Estate Services (a)	(32)	(1,381)
Healthcare Services	(40)
Sub Total	(72)	(1,381)
Accounts receivable, net of allowance	$1,851	$2,100
(a)	See Note 6– Leases for details on the impact of the Wellington Lease Termination.

Company's Accounts Payable

The following table presents the Company's Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2021	December 31, 2020
Accounts payable
Real Estate Services	$3,399	$3,008
Healthcare Services	416	—
Total Accounts payable	$3,815	$3,008

Summary of Real Estate Tax Recognized on Consolidated Statements of Operations

The following table summarizes real estate tax recognized on our consolidated statements of operations for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(Amounts in 000’s)	2021	2020
Rental revenues	$133	$126
Other operating expenses	$133	$126

The following table summarizes real estate tax recognized on our consolidated statements of operations for the twelve months ended December 31, 2020 and 2019:

	Year Ended December 31,
(Amounts in 000’s)	2020	2019
Rental revenues	$549	$480
Other operating expenses	549	480

Schedule of Securities Outstanding that were Excluded From the Computation, Prior to the Use of the Treasury Stock Method, Because They Would Have Been Anti-dilutive

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	March 31,
(Share amounts in 000’s)	2021	2020
Stock options	13	15
Warrants - employee	49	49
Warrants - non employee	9	9
Total anti-dilutive securities	71	73

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

	December 31,
(Amounts in 000’s)	2020	2019
Stock options	13	15
Common stock warrants - employee	49	49
Common stock warrants - nonemployee	9	9
Total shares	71	73